Memorandum accounts - Contingent commitments (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contingent commitments
Contingent commitments	$ 320,318	$ 262,925
Provisions for off-balance sheet risk
Contingent commitments
Other provisions	1,539	1,108
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent commitments	205,793	171,094
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent commitments	114,418	91,516
Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent commitments	$ 107	$ 315